Note 12 - Forfeited or Expired Options Under Stock Options Plans (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee terminations (in shares)		4,119	9,260	19,544
Expired (in shares)		1,375	12,702
Repurchased (in shares)			713
Total (in shares)	4,475	5,494	22,674	19,544